Business Segment Information: Schedule of Segment Reporting Information, by Segment (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

Year ended or as of December 31, 2013	Life and Health	Annuities	Total
Revenues

Life and health premiums, net	$ 139	$ -	$ 139
Contract charges	46	-	46
Net investment income	176	-	176
Net realized investment gains	-	-	~
Other income	293	-	293

Total revenues	654	-	654

Benefits and expenses
Life and health insurance claims and benefits, net	179	-	179
Interest credited to policyholder account balances	9	-	9
Operating and other expenses	86	-	86

Total benefits and expenses	274	-	274

Income before income taxes	380	-	380

Income tax expense	249	-	249

Net income	131	-	131

Change in unrealized gains (losses), net of tax (benefit)	(154)	-	(154)
Reclassification adjustment for (gains) included in net income, net of tax (benefit)	-	-	~
Other comprehensive (loss)	(154)	-	(154)

Total comprehensive (loss)	$ (23)	$ -	$ (23)

Reinsurance recoverable from affiliate	$ 25,525	$ -	$ 25,525
Assets on deposit	-	89,313	89,313
Claim and policy benefit reserves - life and health	23,196	-	23,196
Policyholder account balances	3,734	89,313	93,047